Note 20 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current costs of issue of debt	$ (145)	$ (16)
Total non-current portion of non-current borrowings	315,739	40,880
Current costs of issue of debt		(10)
Total current borrowings and current portion of non-current borrowings	303,268	781,272
Total Borrowings	619,007	822,152
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings before costs of issue of debt	315,884	40,896
Current borrowings before costs of issue of debt	303,170	781,258
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings before costs of issue of debt	$ 98	$ 24